Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.5%
Goldman Sachs Physical Gold ETF*	1,201,583	$21,015,687
iShares Gold Trust*	583,341	19,512,756
SPDR Gold MiniShares Trust*	558,026	19,525,330
		60,053,773
CURRENCY – 20.5%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	4,561,984	129,058,527
EQUITY – 19.8%
Vanguard Mega Cap Value ETF	1,241,730	124,955,290
FIXED INCOME – 50.0%
Vanguard Short-Term Bond ETF	1,637,746	126,876,183
Vanguard Short-Term Inflation-Protected Securities ETF	1,236,630	62,251,954
Vanguard Short-Term Treasury ETF	2,136,314	126,127,979
		315,256,116
TOTAL EXCHANGE-TRADED FUNDS
(Cost $630,584,267)		629,323,706

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(b)	1,722,693	1,722,693
TOTAL SHORT TERM INVESTMENTS
(Cost $1,722,693)		1,722,693
TOTAL INVESTMENTS – 100.1%
(Cost $632,306,960)		631,046,399
Liabilities in Excess of Other Assets – (0.1%)		(259,001)
TOTAL NET ASSETS – 100.0%		$630,787,398

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	The rate is the annualized seven-day yield at period end.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS (Concluded)	July 31, 2022 (Unaudited)

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF(a)	$78,786,183	$46,802,426	$(100,696,400)	$281,848	$(4,158,370)	$—	—	$—	$—
Invesco DB U.S. Dollar Index Bullish Fund	—	154,561,628	(28,191,309)	70,204	2,618,004	129,058,527	4,561,984	—	—
Total	$78,786,183	$201,364,054	$(128,887,709)	$352,052	$(1,540,366)	$129,058,527	4,561,984	$—	$—

(a)	Security is no longer an affiliated company at period end.